Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, par value (in Dollars per share)		$ 0.00001	$ 0.00001
Common stock, shares issued		122,505,500	122,500,000
Common stock, shares outstanding		122,505,500	122,500,000
Trade accounts receivable, net (in Dollars)	$ 836	$ 836
preferred stock subject to possible redemption, par value (in Dollars per share)	$ 0.0001
Preferred stock shares authorized	25,000,000
Preferred stock shares issued	26,000
Preferred stock subject to possible redemption shares outstanding	26,000
Preferred stock sharesoutstanding	26,000
Treasury stock	1,250,000
Common units authorized		unlimited	unlimited
Inflection Point Acquisition Corp
Preference shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preference shares, shares authorized		5,000,000	5,000,000
Preference shares, shares issued
Preference shares, shares outstanding
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	500,000,000
Common stock, shares issued	16,021,804	122,505,500	122,505,500
Common stock, shares outstanding	14,771,804	122,500,000	122,500,000
Class A Common Stock | Inflection Point Acquisition Corp
Subject to possible redemption shares at redemption value		31,588,011	31,588,011
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		500,000,000	500,000,000
Common stock, shares issued		1,386,989	1,386,989
Common stock, shares outstanding		1,386,989	1,386,989
Class B Common Stock
Subject to possible redemption shares at redemption value		5,500	5,500
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	10,566
Common stock, shares outstanding	10,566
Class B Common Stock | Inflection Point Acquisition Corp
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		50,000,000	50,000,000
Common stock, shares issued		8,243,750	8,243,750
Common stock, shares outstanding		8,243,750	8,243,750
Class C Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001
Common stock, shares authorized	100,000,000
Common stock, shares issued	68,140,188
Common stock, shares outstanding	68,140,188